CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 970,417	$ 399,072	$ 880,887	$ 507,266	$ 98,226	$ 98,001
Marketable investment securities (Note 4)	616,398	668,263		1,592,911
Trade accounts receivable - other, net of allowance for doubtful accounts of $11,916 and $29,650, respectively	744,788	771,055		771,383
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	18,889	16,296		14,155
Inventory	481,434	509,932		487,046
Deferred tax assets (Note 8)	78,532	78,532		281,957
Other current assets	133,531	117,792		70,515
Total current assets	3,043,989	2,560,942		3,725,233
Noncurrent Assets:
Restricted cash and marketable investment securities (Note 4)	120,670	119,644		132,395
Property and equipment, net of accumulated depreciation of $2,893,380 and $2,847,863, respectively	3,088,284	3,122,243		3,230,849
FCC authorizations	679,570	679,570		679,570
Other noncurrent assets, net	110,703	121,290		67,586
Total noncurrent assets	3,999,227	4,042,747		4,110,400
Total assets	7,043,216	6,603,689		7,835,633
Current Liabilities:
Trade accounts payable - other	173,376	131,305		161,413
Trade accounts payable - EchoStar	263,730	222,917		238,629
Deferred revenue and other	812,598	809,559		803,737
Accrued programming	1,095,491	1,055,925		1,089,976
Litigation accrual (Note 11)	70,999	65,580		619,022
Other accrued expenses	544,071	534,832		512,705
Current portion of long-term debt and capital lease obligations (Note 7)	33,940	34,630		1,030,895
Total current liabilities	2,994,205	2,854,748		4,456,377
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion (Note 7)	7,450,747	7,458,134		5,484,041
Deferred tax liabilities	994,668	988,371		621,943
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	183,280	187,407		215,832
Total long-term obligations, net of current portion	8,628,695	8,633,912		6,321,816
Total liabilities	11,622,900	11,488,660		10,778,193
Commitments and Contingencies (Note 11)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,230,743	1,207,681		1,170,560
Accumulated other comprehensive income (loss)	3,285	(1,450)		3,765
Accumulated earnings (deficit)	(5,813,712)	(6,091,202)		(4,116,885)
Total stockholder's equity (deficit)	(4,579,684)	(4,884,971)		(2,942,560)	(3,631,312)	(3,209,677)
Total liabilities and stockholder's equity (deficit)	$ 7,043,216	$ 6,603,689		$ 7,835,633